Prepayments And Other Current Assets - Summary of Prepayments And Other Current Assets (Detail) ¥ in Thousands, $ in Thousands	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Deferred Costs Capitalized Prepaid And Other Assets [Abstract]
Deductible input VAT	¥ 17,828	$ 2,663	¥ 23,232
Prepayments	10,746	1,605	30,695
Advance to employees	1,673	250	0
Deposits	2,158	322	1,874
Interest receivables	405	60	111
Employee loan (i)	0	0	3,500
Others	2,035	305	867
Prepayments and other Current Asset	¥ 34,845	$ 5,205	¥ 60,279